Condensed Carve out Consolidated Interim Statements of Net Loss and Comprehensive Loss	10 Months Ended
	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2023 USD ($)
Expenses
Sales and marketing		$ 5,744
Research and development	$ 909,181	1,314,737
General and administrative	296,883	299,439
Professional fees and consulting fees	1,077,890	981,008
Loss before other items	(2,283,954)	(2,600,928)
Other items
Other income	880,352
Interest income	2,134	1,270
Interest expense	(56,203)
Foreign exchange gain	9,905	21,991
Listing Expense	(31,997,660)
Transaction Expense	(1,074,728)
Fair value loss on warrant liability	(181,250)
NET LOSS	(34,701,404)	(2,577,667)
Other comprehensive income/(loss)
Foreign exchange gain/(loss) on translation	13,706	(3,600)
TOTAL COMPREHENSIVE LOSS	$ (34,687,698)	$ (2,581,267)
Loss per share - basic (in dollars per share) | $ / shares	$ (6.68)
Loss per share - diluted (in dollars per share) | $ / shares	$ (6.68)
Weighted average number of outstanding shares - basic (in shares) | shares	5,191,943
Weighted average number of outstanding shares - diluted (in shares) | shares	5,191,943